Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,885,658	$ 3,374,600
Current assets	519,993	507,643
Total assets	3,405,651	3,882,243
Non-current liabilities	2,047,811	2,121,327
Current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Equity	805,286	1,198,614	$ 1,222,697	$ 797,142
Revenue	607,356	1,558,640	1,426,145
Gross (loss) / profit	(46,227)	420,215	454,720
Operating (loss) / income	(163,698)	223,635	298,974
Financial Results	(206,331)	(207,023)	(291,326)
Share of income in associates	(6,159)	(5,353)	(4,146)
Income tax	(14,295)	17,079	14,101
Net (loss) / income	(361,893)	(5,820)	(10,599)
Other comprehensive (loss) / income for the year	(33,293)	(25,020)	(248,585)
Total comprehensive (loss) / income for the year	(395,186)	(30,840)	$ (259,184)
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Non-current assets	274,620	245,541
Current assets	132,706	55,248
Total assets	407,326	300,789
Non-current liabilities	158,523	60,650
Current liabilities	117,787	105,298
Total liabilities	276,310	166,523
Equity	131,016	134,266
Revenue	58,318	145,633
Gross (loss) / profit	(13,845)	41,061
Operating (loss) / income	(16,296)	25,938
Financial Results	(1,530)	(1,752)
Share of income in associates	115	35
Income tax	3,599	(8,174)
Net (loss) / income	(14,112)	16,047
Other comprehensive (loss) / income for the year	10,862	(2,722)
Total comprehensive (loss) / income for the year	(3,250)	13,325
Dividends paid		(14,774)
Increase/(decrease) in cash
(Used in) / Provided by operating activities	(45,775)	24,166
Used in investing activities	(3,404)	(8,452)
Provided by / (Used in) financing activities	$ 117,011	$ (9,240)